UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2010
Date of reporting period: May 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.2%)
	Australia (3.2%)
	Chemicals
20,997	Orica Ltd.	$454,071

	Insurance
583,239	AMP Ltd.	2,748,764

	Metals & Mining
1,482,938	OZ Minerals Ltd. (a)(b)	1,337,784

	Oil, Gas & Consumable Fuels
297,704	Santos Ltd.	3,117,348

	Total Australia	7,657,967

	Austria (0.5%)
	Diversified Telecommunication Services
102,232	Telekom Austria AG (a)(b)	1,305,751

	Bermuda (0.6%)
	Specialty Retail
231,100	Esprit Holdings Ltd. (c)	1,362,313

	Canada (1.2%)
	Oil, Gas & Consumable Fuels
47,703	Cenovus Energy, Inc.	1,322,883
47,703	EnCana Corp.	1,497,689

	Total Canada	2,820,572

	France (7.0%)
	Commercial Banks
25,069	Societe Generale (a)(b)	1,080,147

	Diversified Telecommunication Services
94,700	France Telecom SA (a)	1,804,428

	Electric Utilities
80,102	EDF SA (a)	3,525,204

	Electrical Equipment
122,541	Legrand SA (a)	3,626,650

	Machinery
26,097	Vallourec SA (a)	4,881,131

	Oil, Gas & Consumable Fuels
44,026	Total SA (a)	2,041,992

	Total France	16,959,552

	Germany (4.8%)
	Electric Utilities
121,305	E.ON AG (a)	3,687,744

	Multi-Utilities
23,311	RWE AG (a)	1,671,804

	Pharmaceuticals
112,421	Bayer AG (a)	6,288,061

	Total Germany	11,647,609

	Ireland (1.6%)
	Construction Materials
179,578	CRH PLC	3,973,595

	Italy (1.1%)
	Oil, Gas & Consumable Fuels
143,599	Eni SpA (a)	2,683,199

	Japan (25.4%)
	Auto Components
278,000	NGK Spark Plug Co., Ltd.	3,493,114

	Automobiles
37,800	Toyota Motor Corp.	1,360,593

	Chemicals
82,700	JSR Corp.	1,507,432
56,300	Nitto Denko Corp.	2,007,956
288,000	Sumitomo Chemical Co., Ltd.	1,175,704

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

126,000	Taiyo Nippon Sanso Corp.	$991,407

		5,682,499

	Commercial Banks
344,000	Chiba Bank Ltd. (The)	2,095,144
80,419	Sumitomo Mitsui Financial Group, Inc. (a)	2,385,433
558,000	Sumitomo Trust & Banking Co., Ltd (The) (a)	2,976,000

		7,456,577

	Electrical Equipment
361,000	Mitsubishi Electric Corp.	2,959,309

	Electronic Equipment, Instruments & Components
89,500	Hoya Corp.	2,092,017
22,200	Keyence Corp.	4,979,621
26,700	TDK Corp.	1,552,922

		8,624,560

	Household Durables
351,000	Sekisui House Ltd.	3,166,222

	Household Products
108,100	Kao Corp.	2,395,104

	Insurance
158,800	Mitsui Sumitomo Insurance Group Holdings, Inc.	3,919,245
169,900	T&D Holdings, Inc.	4,016,072

		7,935,317

	Marine
292,147	Mitsui O.S.K. Lines Ltd.	2,077,490

	Media
53,700	Asatsu-DK, Inc. (a)	1,248,138

	Oil, Gas & Consumable Fuels
203	INPEX Corp.	1,274,250

	Pharmaceuticals
73,000	Astellas Pharma, Inc.	2,351,221

	Real Estate Management & Development
152,000	Mitsubishi Estate Co., Ltd.	2,320,241

	Semiconductors & Semiconductor Equipment
35,900	Rohm Co., Ltd.	2,281,053

	Trading Companies & Distributors
187,200	Mitsubishi Corp.	4,215,467

	Wireless Telecommunication Services
1,567	NTT DoCoMo, Inc. (a)	2,326,640

	Total Japan	61,167,795

	Luxembourg (0.7%)
	Metals & Mining
51,246	ArcelorMittal (a)	1,568,303

	Netherlands (4.4%)
	Chemicals
44,137	Akzo Nobel N.V.	2,265,255

	Food Products
301,934	Unilever N.V. (Share Certificates)	8,295,594

	Total Netherlands	10,560,849

	Russia (0.2%)
	Oil, Gas & Consumable Fuels
27,550	Gazprom OAO (ADR)	564,188

	Spain (2.2%)
	Commercial Banks
357,945	Banco Santander SA	3,663,182

	Diversified Telecommunication Services
90,469	Telefonica SA	1,731,039

	Total Spain	5,394,221

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Switzerland (9.2%)
	Construction Materials
50,086	Holcim Ltd. (b)	$3,178,722

	Food Products
188,153	Nestle SA (Registered Shares)	8,546,859

	Pharmaceuticals
123,976	Novartis AG (Registered Shares)	5,636,980
34,529	Roche Holding AG	4,744,283

		10,381,263

	Total Switzerland	22,106,844

	United Kingdom (33.7%)
	Commercial Banks
822,887	Barclays PLC	3,606,588
516,751	HSBC Holdings PLC	4,707,191

		8,313,779

	Electric Utilities
223,443	Scottish & Southern Energy PLC	3,410,611

	Food & Staples Retailing
807,341	WM Morrison Supermarkets PLC	3,093,414

	Household Products
159,504	Reckitt Benckiser Group PLC	7,504,517

	Industrial Conglomerates
275,668	Smiths Group PLC	4,133,954

	Insurance
80,446	Admiral Group PLC	1,502,246
503,036	Prudential PLC	3,945,936

		5,448,182

	Media
632,562	Reed Elsevier PLC	4,418,561

	Metals & Mining
131,387	BHP Billiton PLC	3,630,623

	Multi-Utilities
207,814	National Grid PLC	1,577,884

	Oil, Gas & Consumable Fuels
239,507	BG Group PLC	3,682,752
399,188	BP PLC	2,866,236

		6,548,988

	Professional Services
2,372,776	Hays PLC	3,475,836

	Tobacco
310,568	British American Tobacco PLC	9,202,140
328,703	Imperial Tobacco Group PLC	8,576,273

		17,778,413

	Trading Companies & Distributors
255,861	Bunzl PLC	2,656,432
115,869	Travis Perkins PLC (b)	1,326,181
112,322	Wolseley PLC (b)	2,680,269

		6,662,882

	Wireless Telecommunication Services
2,602,392	Vodafone Group PLC	5,234,907

	Total United Kingdom	81,232,551

	United States (2.4%)
	Beverages
151,059	Dr Pepper Snapple Group, Inc.	5,719,107

	Total Common Stocks (Cost $269,830,453)	236,724,416

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Rights (0.1%)
	Britain (0.1%)
83,125	National Grid PLC (Cost $0) (b)	$165,742

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE

	Short-Term Investments (14.3%)
	Securities Held as Collateral on Loaned Securities (13.9%)
	Repurchase Agreements (2.8%)
61	Bank of America Securities LLC (0.20%, dated 05/28/10, due 06/01/10; proceeds $60,748; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association 1.1675% due 03/20/40; valued at $61,962)	60,747
5,112	Barclays Capital (0.19%, dated 05/28/10, due 06/01/10; proceeds $5,112,475; fully collateralized by a U.S. Government Obligations at the date of this Portfolio of Investments as follows: U.S. Treasury Note and Bond 3.50% — 6.00% due 02/15/18 — 02/15/26; valued at $5,214,617)	5,112,367
1,504
Barclays Capital (0.47%, dated 05/28/10, due 06/01/10; proceeds $1,503,716; fully collateralized by common stock at the date of this Portfolio of Investments as follows: Abercrombie & Fitch Co., Adaptec, Inc., Advantage Oil & Gas Ltd., Agrium, Inc., Allscripts-Misys Healthcare Solutions, Inc., Amedisys, Inc., American Oriental Bioengineering, Inc., A.O. Smith Corp., Aviat Networks, Inc., BigBand Networks, Biodel, Inc., Builders FirstSource, Inc., CapitalSource, Inc., CarMax, Inc., Casual Male Retail Group, Inc., CDC Corp., Ceradyne, Inc., Chimera Investment Corp., Cowen Group, Inc., Cray, Inc., Crown Castle International Corp., Cubic Corp., Del Monte Foods Co., Enerplus Resources Fund, Exact Sciences Corp., FactSet Research Systems, Inc., First Marblehead Corp. (The), Garmin Ltd., GigaMedia Ltd., GLG Partners, Inc., Global Cash Access Holdings, Inc., Halliburton Co., Hawaiian Electric Industries, Inc., HealthTronics, Inc., Hersha Hospitality Trust, Ista Pharmaceuticals, Inc., Jack Henry & Associates, Inc., Jamba, Inc., L-3 Communications Holdings, Inc., Laclede Group, Inc. (The), Libbey, Inc., Limelight Networks, Inc., Linear Technology Corp., Massey Energy Co., Mattson Technology, Inc., McGraw-Hill Co., Inc. (The), MSCI, Inc., Newfield Exploration, Co., Nighthawk Radiology Holdings, Inc., NovaMed, Inc., Packaging Corp. of America, Peregrine Pharmaceuticals, Inc., Polaris Industries, Inc., Popular, Inc., Prestige Brands Holdings, Inc., Progressive Corp. (The), Quidel Corp., Regal Entertainment Group, SFN Group, Inc., Sinovac Biotech Ltd., SurModics, Inc., Syntroleum Corp., Telephone and Data Systems, Inc., Timberland Co. (The), Tim Hortons, Inc., UMB Financial Corp., Under Armour, Inc., Web.com Group, Inc., Yucheng Technologies Ltd, and ZymoGenetics, Inc.; and fully collateralized by Corporate Bonds at the date of this portfolio of investments as follows: Bill Barrett Corp., CMS Energy, Enersys, Invacare Corp., Mastec, Inc., Sonic Automotive, Teva Pharmaceutical, and Virgin Media, Inc. 0.25% — 6.50% due 06/15/14 — 06/01/38; valued at $1,578,819)
		1,503,637

	Total Repurchase Agreements (Cost $6,676,751)	6,676,751

NUMBER OF
SHARES (000)
	Investment Company (11.1%)
26,886	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $26,885,518) (d)		26,885,518

	Total Securities Held as Collateral on Loaned Securities (Cost $33,562,269)		33,562,269

	Investment Company (d) (0.4%)
921	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $920,849)		920,849

	Total Short-Term Investments (Cost $34,483,118)		34,483,118

	Total Investments (Cost $304,313,571) (e)(f)	112.6%	271,373,276
	Liabilities in Excess of Other Assets	(12.6)	(30,354,292)

	Net Assets	100.0%	$241,018,984

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

ADR	American Depositary Receipt.

(a)	The value of loaned securities and related collateral outstanding at May 31, 2010 were $31,562,119 and $33,562,269, respectively. The Fund received cash collateral of $33,562,269 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.

(c)	Security trades on a Hong Kong exchange.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at May 31, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$126,454	CHF	145,460	06/01/2010	(971)
	$273,633	GBP	187,613	06/01/2010	(2,317)
	$593,440	GBP	409,693	06/01/2010	(962)
JPY	142,421,907		$1,562,543	06/01/2010	(4,082)
JPY	144,660,940		$1,600,143	06/01/2010	8,889
	$1,104,222	GBP	757,094	06/02/2010	(9,348)
	$10,067,151	JPY	910,000,000	06/09/2010	(55,603)
JPY	910,000,000		$9,731,059	06/09/2010	(280,489)

Net Unrealized Depreciation					$(344,883)

Currency Abbreviations:

CHF	Swiss Franc.

GBP	British Pound.

JPY	Japanese Yen.

Morgan Stanley International Value Equity Fund
Notes to the Portfolio of Investments ▪ May 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Auto Components	$3,493,114	$3,493,114	—	—
Automobiles	1,360,593	1,360,593	—	—
Beverages	5,719,107	5,719,107	—	—
Chemicals	8,401,825	8,401,825	—	—
Commercial Banks	20,513,685	20,513,685	—	—
Construction Materials	7,152,317	7,152,317	—	—
Diversified Telecommunication Services	4,841,218	4,841,218	—	—
Electric Utilities	10,623,559	10,623,559	—	—
Electrical Equipment	6,585,959	6,585,959	—	—
Electronic Equipment, Instruments & Components	8,624,560	8,624,560	—	—
Food & Staples Retailing	3,093,414	3,093,414	—	—
Food Products	16,842,453	16,842,453	—	—
Household Durables	3,166,222	3,166,222	—	—
Household Products	9,899,621	9,899,621	—	—
Industrial Conglomerates	4,133,954	4,133,954	—	—
Insurance	16,132,263	16,132,263	—	—
Machinery	4,881,131	4,881,131	—	—
Marine	2,077,490	2,077,490	—	—
Media	5,666,699	5,666,699	—	—

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Metals & Mining	6,536,710	6,536,710	—	—
Multi-Utilities	3,249,688	3,249,688	—	—
Oil, Gas & Consumable Fuels	19,050,537	19,050,537	—	—
Pharmaceuticals	19,020,545	19,020,545	—	—
Professional Services	3,475,836	3,475,836	—	—
Real Estate Management & Development	2,320,241	2,320,241	—	—
Semiconductors & Semiconductor Equipment	2,281,053	2,281,053	—	—
Specialty Retail	1,362,313	1,362,313	—	—
Tobacco	17,778,413	17,778,413	—	—
Trading Companies & Distributors	10,878,349	10,878,349	—	—
Wireless Telecommunication Services	7,561,547	7,561,547	—	—

Total Common Stocks	236,724,416	236,724,416	—	—

Rights	165,742	165,742	—	—
Short-Term Investments
Repurchase Agreements	6,676,751	—	$6,676,751	—
Investment Company	27,806,367	27,806,367	—	—

Total Short-Term Investments	34,483,118	27,806,367	6,676,751	—

Forward Foreign Currency Contracts	8,889	—	8,889	—

Total	$271,382,165	$264,696,525	$6,685,640	—

Liabilities:
Forward Foreign Currency Contracts	$(353,772)	—	$(353,772)	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
July 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
July 20, 2010
/s/ Francis Smith

Francis Smith
Principal Financial Officer
July 20, 2010